Provisions, income tax liabilities and other liabilities - Timing of Future Termination Benefit Payments (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Employee termination benefits	€ 1,107	€ 1,318	€ 968
Not later than one year [member]
Disclosure of defined benefit plans [line items]
Employee termination benefits	541	616	517
Later than one year and not later than three years [member]
Disclosure of defined benefit plans [line items]
Employee termination benefits	406	560	362
Later than three years and not later than five years [member]
Disclosure of defined benefit plans [line items]
Employee termination benefits	137	133	86
Later than five years [member]
Disclosure of defined benefit plans [line items]
Employee termination benefits	23	9	3
France
Disclosure of defined benefit plans [line items]
Employee termination benefits	728	862	611
France | Not later than one year [member]
Disclosure of defined benefit plans [line items]
Employee termination benefits	299	312	215
France | Later than one year and not later than three years [member]
Disclosure of defined benefit plans [line items]
Employee termination benefits	292	416	315
France | Later than three years and not later than five years [member]
Disclosure of defined benefit plans [line items]
Employee termination benefits	117	126	79
France | Later than five years [member]
Disclosure of defined benefit plans [line items]
Employee termination benefits	20	8	2
Other
Disclosure of defined benefit plans [line items]
Employee termination benefits	379	456	357
Other | Not later than one year [member]
Disclosure of defined benefit plans [line items]
Employee termination benefits	242	304	302
Other | Later than one year and not later than three years [member]
Disclosure of defined benefit plans [line items]
Employee termination benefits	114	144	47
Other | Later than three years and not later than five years [member]
Disclosure of defined benefit plans [line items]
Employee termination benefits	20	7	7
Other | Later than five years [member]
Disclosure of defined benefit plans [line items]
Employee termination benefits	€ 3	€ 1	€ 1